Other income (Tables)	12 Months Ended
Dec. 31, 2023
Other Income and Expenses [Abstract]
Schedule of Other Income
	As of December, 31
	2022	2023	2023
	S$	S$	US$

Government grant
-Job support scheme	111,218	63,190	47,897
-others	34,277	-	-
Others	56,355	37,098	28,119
	201,850	100,288	76,016